Capital Assets - Summary of Capital Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 5,483
Depreciation expense			$ 2,779
Impairments	0	$ 22	665
Ending balance	4,344	5,483
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,810	45,185
Additions	13	112
Disposals	1,077	2,221
Sold - discontinued operations (note 6)		(30,105)
Effect of foreign exchange differences	1	(161)
Ending balance	11,747	12,810	45,185
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,327)	(26,394)
Depreciation expense	325	1,368
Disposals	(250)	(2,007)
Impairments		22
Sold - discontinued operations (note 6)		(18,425)
Effect of foreign exchange differences	1	(25)
Ending balance	(7,403)	(7,327)	(26,394)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,568
Ending balance	2,568	3,568
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,567	4,567
Disposals	982
Effect of foreign exchange differences	1
Ending balance	3,586	4,567	4,567
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(999)	(804)
Depreciation expense	170	195
Disposals	(152)
Effect of foreign exchange differences	1
Ending balance	(1,018)	(999)	(804)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	162
Ending balance	129	162
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	519	7,349
Disposals		399
Sold - discontinued operations (note 6)		(6,324)
Effect of foreign exchange differences		(107)
Ending balance	519	519	7,349
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(357)	(2,901)
Depreciation expense	33	268
Disposals		(400)
Sold - discontinued operations (note 6)		(2,400)
Effect of foreign exchange differences		(12)
Ending balance	(390)	(357)	(2,901)
Production and Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,614
Ending balance	1,558	1,614
Production and Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,917	29,904
Additions		99
Disposals	22	1,516
Sold - discontinued operations (note 6)		(21,525)
Effect of foreign exchange differences		(45)
Ending balance	6,895	6,917	29,904
Production and Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(5,303)	(20,208)
Depreciation expense	59	662
Disposals	(25)	(1,301)
Impairments		22
Sold - discontinued operations (note 6)		(14,281)
Effect of foreign exchange differences		(7)
Ending balance	(5,337)	(5,303)	(20,208)
Furniture and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	139
Ending balance	89	139
Furniture and Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	807	3,365
Additions	13	13
Disposals	73	306
Sold - discontinued operations (note 6)		(2,256)
Effect of foreign exchange differences		(9)
Ending balance	747	807	3,365
Furniture and Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(668)	(2,481)
Depreciation expense	63	243
Disposals	(73)	(306)
Sold - discontinued operations (note 6)		(1,744)
Effect of foreign exchange differences		(6)
Ending balance	$ (658)	$ (668)	$ (2,481)